Stock Option Plans and Warrants to Purchase Common Stock	12 Months Ended
Dec. 31, 2024
Stock Option Plans and Warrants to Purchase Common Stock.
Stock Option Plans and Warrants to Purchase Common Stock

Note 8. Stock Option Plans and Warrants to Purchase Common Stock

Stock Option Plans

The Amended and Restated 2005 Equity Incentive Plan (“2005 Plan”) was replaced by the 2015 Plan, which was approved in June 2015. No securities are available for future issuance under the 2005 Plan. As of December 31, 2024, there are 5,770,122 shares currently available for grants under the 2015 Plan. The plan is divided into four separate equity programs:

1)	the Discretionary Option Grant Program, under which eligible persons may, at the discretion of the Plan Administrator, be granted options to purchase shares of common stock,
2)	the Salary Investment Option Grant Program, under which eligible employees may elect to have a portion of their base salary invested each year in options to purchase shares of common stock,
3)	the Automatic Option Grant Program, under which eligible nonemployee Board members will automatically receive options at periodic intervals to purchase shares of common stock, and
4)	the Director Fee Option Grant Program, under which non-employee Board members may elect to have all, or any portion, of their annual retainer fee otherwise payable in cash applied to a special option grant.

Shares available for grant under the 2015 Plan were as follows:

Shares available for grant at January 1, 2024	5,943,590
Options granted	(173,740)
Options forfeited	272
Options exercised	—
Shares available for grant at December 31, 2024	5,770,122

Activity under the 2005 Plan and the 2015 Plan for the years ended December 31, 2024 and 2023:

		Weighted
		Average
		Exercise
	Options	Price
Balance outstanding at December 31, 2022	11,946	$435.32
Granted	45,715	10.45
Forfeited	(1,052)	533.80
Cancelled	—	—
Exercised	—	—
Balance outstanding at December 31, 2023	56,609	$90.58
Granted	173,740	3.35
Forfeited	(430)	1,549.28
Cancelled	—	—
Exercised	—	—
Balance outstanding at December 31, 2024	229,919	$21.94

As of December 31, 2024, there were 72,985 options exercisable with a weighted average exercise price of $59.19 and a weighted average remaining contractual term of 8.92 years. As of December 31, 2024, there were 229,919 options outstanding with a weighted average remaining term of 9.54 years. Options outstanding as of December 31, 2024 had no intrinsic value.

The Company awarded 173,740 and 45,715 stock options during the years ended December 31, 2024 and 2023, respectively, which had a weighted average grant date fair value per share of $2.90 and $8.05, respectively. The weighted-average exercise price, by price range, for outstanding options to purchase common stock at December 31, 2024 was:

	Weighted
	Average
	Remaining
	Contractual	Outstanding	Exercisable
Price Range	Life in Years	Options	Options
$3.31 - $10.78	9.74	218,268	61,868
$129.60 - $640.80	5.83	11,382	10,848
$1,776.00- $3,624.00	1.05	269	269
Total	9.54	229,919	72,985

The Company’s share-based compensation expense for the years ended December 31, 2024 and 2023 was recognized as follows:

Share-based compensation	2024	2023
Research and development	$131,917	$150,466
General and administrative	197,898	219,716
Total	$329,815	$370,182

At December 31, 2024, the total compensation cost for stock options not yet recognized was approximately $596,000 and will be expensed over the next three years.

Warrants to Purchase Common Stock

Warrant activity for the years ended December 31, 2024 and 2023 was as follows:

		Weighted
		Average
		Exercise
	Warrants	Price
Balance at December 31, 2022	42	$468.00
Granted	673,455	14.56
Exercised	(264,815)	0.002
Expired	(42)	468.00
Balance at December 31, 2023	408,640	$24.00
Granted (1)	2,334,382	2.73
Exercised	(1,275,441)	3.71
Expired	—	—
Balance at December 31, 2024	1,467,581	$11.01

(1)	Excludes pre-funded warrants issued in connection with public offerings.

The remaining life, by grant date, for outstanding warrants at December 31, 2024 was:

		Remaining
	Exercise	Contractual	Outstanding	Exercisable
Grant Date	Price	Life in Years	Warrants	Warrants
May 09, 2023	$24.00	3.36	408,640	408,640
April 22, 2024	6.40	4.31	4,253	4,253
July 10, 2024	6.00	4.53	1,054,688	1,054,688
Total			1,467,581	1,467,581